Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL NATIONAL MUNI FUND, INC.
Prospectus Date	rr_ProspectusDate	Oct. 27, 2014
Document Creation Date	dei_DocumentCreationDate	Mar. 10, 2015